Share equity incentive plans - Schedule of Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share-based compensation expense	$ 18,127	$ 16,987	$ 11,171
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share-based compensation expense	635	599	211
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share-based compensation expense	5,782	5,287	4,058
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share-based compensation expense	5,196	5,995	3,450
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share-based compensation expense	$ 6,514	$ 5,106	$ 3,452